Capital Management	12 Months Ended
Jun. 30, 2024
Capital Management
Capital Management
16.	Capital Management

The Company had $52.9 million of cash on hand as of June 30, 2024.

The Company also recently entered into strategic partnerships with Equinor, in which the Company received an initial cash payment of US$30 million to Standard Lithium and the commitment to invest an additional US$130 million in exchange for a 45% interest in SWA Lithium and Texas Lithium as discussed in Note 4. Additional capital expenditures will be funded on a pro-rata basis.

The Company’s objectives when managing capital are to safeguard the Company’s ability to pursue the exploration and development of its projects and to maintain a flexible capital structure. The Company’s current capital structure consists of common equity funding and partnerships.

As the Company is currently in the exploration and development phase, none of its financial instruments are exposed to commodity price risk; however, the Company’s ability to obtain long-term financing and its economic viability may be affected by commodity price volatility.

The Company manages its capital structure and may adjust it in light of changes in economic conditions and the risk characteristics of the underlying assets.

In order to carry out planned exploration and development of its projects and pay for administrative costs, the Company will spend its existing working capital or utilise further equity financing, debt financing, convertible debt, or other means.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.